Offerings	Dec. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	253,083
Proposed Maximum Offering Price per Unit	1.80
Maximum Aggregate Offering Price	$ 455,549.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 62.91
Offering Note	The shares of common stock, par value $0.0001 per share (the "Common Stock"), of HCW Biologics Inc. (the "Company") being registered hereunder are being registered for sale by the selling stockholders named in the prospectus to which this Registration Statement on Form S-1 relates. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low sale prices of the Common Stock on the Nasdaq Capital Market on December 16, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon the exercise of warrants
Amount Registered | shares	3,146,950
Proposed Maximum Offering Price per Unit	3.36
Maximum Aggregate Offering Price	$ 10,573,752.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,460.24
Offering Note	The shares of the Company's Common Stock being registered hereunder are being registered for sale by the selling stockholders named in the prospectus to which this Registration Statement on Form S-1 relates. Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. The amount registered consists of up to 3,146,950 shares of Common Stock issuable upon the exercise of warrants. All 3,146,950 shares of Common Stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-1. The Registrant will not receive any proceeds from the sale of its Common Stock by the selling stockholders. Pursuant to Rule 457(g) of the Securities Act, the proposed maximum offering price per share for the shares of common stock issuable upon exercise of the warrants is based on the exercise price of such warrants. The warrants have exercise prices ranging from $2.41 to $26.00, and the proposed maximum offering price per share represents a weighted average exercise price.